Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Schedule of accounts receivable

(In thousands)	December 31, 2022	December 31, 2023
Accounts receivable	31,192	32,232
Less: Allowance for current expected credit losses	(1,429)	(1,022)
Accounts receivable, net	29,763	31,210

Schedule of allowance for current expected credit loss

(In thousands)	December 31, 2021	December 31, 2022	December 31, 2023
Balance at beginning of the year	9,329	1,764	1,429
Additions	72	—	213
Reversals	(481)	(188)	(189)
Write-off	(7,375)	(2)	(408)
Exchange difference	219	(145)	(23)
Balance at end of the year	1,764	1,429	1,022

Schedule of summarizes customers with balances of accounts receivable

	December 31, 2022	December 31, 2023
Customer A	39%	30%
Customer B	12%	*
Customer C	17%	18%
*Less than 10%.